Bingham McCutchen LLP
                                2020 K Street NW
                            Washington, DC 20006-1806

                                       February 15, 2008

VIA EDGAR
--- -----
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

      Re:    Pioneer Variable Contracts Trust

Ladies and Gentlemen:

On behalf of Pioneer Variable Contracts Trust (the "Registrant"), we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the "1934 Act"), a preliminary copy of the:

     |_|  Letter to Shareholders,

     |_|  Notice of Meeting,

     |_|  Proxy Statement, and

     |_|  Form of Proxy Card

to be used in connection with a Special Meeting of Shareholders of the Registrant. Pursuant to Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(a) are intended to be released to shareholders on or about February 29, 2008.

Please note that registrants in the Pioneer Funds fund complex listed on the Attached Appendix have also filed preliminary proxy materials on February 15, 2008 with the Securities and Exchange Commission regarding similar proposals to those discussed in the materials enclosed herewith.

If you have any comments or questions, please do not hesitate to call the undersigned at (202) 373-6185 or Donald Davidson at (415) 393-2360.

                                           Sincerely,

                                           /s/ Nancy M. Persechino

                                           Nancy M. Persechino

                                                                        Appendix

Pioneer Bond Fund
Pioneer Emerging Markets Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund
Pioneer Europe Select Equity Fund
Pioneer Fund
Pioneer Fundamental Growth Fund
Pioneer High Yield Fund
Pioneer Ibbotson Allocation Series
Pioneer Independence Fund
Pioneer International Equity Fund
Pioneer International Value Fund
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Money Market Trust
Pioneer Protected Principal Trust
Pioneer Real Estate Shares
Pioneer Research Fund
Pioneer Select Growth Fund
Pioneer Select Value Fund
Pioneer Series Trust I
Pioneer Series Trust II
Pioneer Series Trust III
Pioneer Series Trust IV
Pioneer Series Trust V
Pioneer Series Trust VI
Pioneer Series Trust VII
Pioneer Short Term Income Fund
Pioneer Small Cap Value Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund
Pioneer Value Fund